Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 97.7%
Security	Shares	Value
Aerospace & Defense — 1.1%
HEICO Corp.(1)	26,162	$ 6,990,225
		$ 6,990,225
Beverages — 1.9%
Coca-Cola Co.(1)	163,249	$ 11,691,893
		$ 11,691,893
Biotechnology — 2.3%
AbbVie, Inc.(1)	67,743	$ 14,193,513
		$ 14,193,513
Broadline Retail — 4.7%
Amazon.com, Inc.(1)(2)	152,684	$ 29,049,658
		$ 29,049,658
Building Products — 1.1%
Carrier Global Corp.(1)	107,722	$ 6,829,575
		$ 6,829,575
Capital Markets — 6.4%
Blue Owl Capital, Inc.(1)	428,181	$ 8,580,747
Intercontinental Exchange, Inc.(1)	49,336	8,510,460
S&P Global, Inc.(1)	16,705	8,487,810
Stifel Financial Corp.(1)	31,914	3,008,214
Tradeweb Markets, Inc., Class A(1)	74,421	11,048,542
		$ 39,635,773
Chemicals — 1.1%
Linde PLC(1)	15,062	$ 7,013,470
		$ 7,013,470
Commercial Services & Supplies — 1.3%
Waste Connections, Inc.(1)	40,744	$ 7,952,821
		$ 7,952,821
Communications Equipment — 0.5%
Arista Networks, Inc.(1)(2)	43,802	$ 3,393,779
		$ 3,393,779
Consumer Staples Distribution & Retail — 3.2%
BJ's Wholesale Club Holdings, Inc.(1)(2)	82,076	$ 9,364,872
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc.(1)	122,242	$ 10,731,625
		$ 20,096,497
Electrical Equipment — 1.8%
AMETEK, Inc.(1)	38,653	$ 6,653,727
Eaton Corp. PLC(1)	16,930	4,602,082
		$ 11,255,809
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A(1)	55,212	$ 3,621,355
		$ 3,621,355
Entertainment — 3.6%
Liberty Media Corp.-Liberty Formula One, Class C(1)(2)	105,589	$ 9,504,066
Netflix, Inc.(1)(2)	10,463	9,757,061
Spotify Technology SA(1)(2)	5,400	2,970,162
		$ 22,231,289
Financial Services — 5.6%
Mr. Cooper Group, Inc.(1)(2)	88,366	$ 10,568,574
Shift4 Payments, Inc., Class A(1)(2)	107,737	8,803,190
Visa, Inc., Class A(1)	43,741	15,329,471
		$ 34,701,235
Health Care Equipment & Supplies — 3.5%
Abbott Laboratories(1)	73,953	$ 9,809,866
Edwards Lifesciences Corp.(1)(2)	79,727	5,778,613
Intuitive Surgical, Inc.(1)(2)	12,783	6,331,036
		$ 21,919,515
Health Care Providers & Services — 1.0%
McKesson Corp.(1)	9,357	$ 6,297,167
		$ 6,297,167
Hotels, Restaurants & Leisure — 3.7%
Booking Holdings, Inc.(1)	1,682	$ 7,748,823
Flutter Entertainment PLC(1)(2)	38,938	8,626,714
Marriott International, Inc., Class A(1)	26,740	6,369,468
		$ 22,745,005
Insurance — 3.4%
Allstate Corp.(1)	54,667	$ 11,319,896
Arthur J. Gallagher & Co.(1)	29,400	10,150,056
		$ 21,469,952

Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 6.9%
Alphabet, Inc., Class C(1)	152,734	$ 23,861,633
Meta Platforms, Inc., Class A(1)	32,860	18,939,189
		$ 42,800,822
IT Services — 1.1%
Gartner, Inc.(1)(2)	15,784	$ 6,625,176
		$ 6,625,176
Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.(1)	11,027	$ 5,487,035
		$ 5,487,035
Machinery — 0.9%
Parker-Hannifin Corp.(1)	9,415	$ 5,722,908
		$ 5,722,908
Oil, Gas & Consumable Fuels — 3.2%
ConocoPhillips(1)	118,703	$ 12,466,189
EQT Corp.(1)	134,099	7,164,910
		$ 19,631,099
Pharmaceuticals — 2.7%
Eli Lilly & Co.(1)	14,049	$ 11,603,210
Zoetis, Inc.(1)	33,013	5,435,590
		$ 17,038,800
Professional Services — 2.5%
Automatic Data Processing, Inc.(1)	20,671	$ 6,315,610
TransUnion(1)	111,615	9,262,929
		$ 15,578,539
Real Estate Management & Development — 1.9%
CoStar Group, Inc.(1)(2)	56,295	$ 4,460,253
FirstService Corp.	45,508	7,552,052
		$ 12,012,305
Semiconductors & Semiconductor Equipment — 10.7%
Analog Devices, Inc.(1)	31,055	$ 6,262,862
Broadcom, Inc.(1)	84,760	14,191,367
Lam Research Corp.(1)	114,422	8,318,479
NVIDIA Corp.(1)	348,999	37,824,512
		$ 66,597,220
Software — 9.3%
Fair Isaac Corp.(1)(2)	2,288	$ 4,219,438
Security	Shares	Value
Software (continued)
Microsoft Corp.(1)	113,892	$ 42,753,918
Palo Alto Networks, Inc.(1)(2)	42,626	7,273,701
Synopsys, Inc.(1)(2)	8,387	3,596,765
		$ 57,843,822
Specialty Retail — 2.9%
Burlington Stores, Inc.(1)(2)	39,586	$ 9,434,531
TJX Cos., Inc.(1)	69,062	8,411,752
		$ 17,846,283
Technology Hardware, Storage & Peripherals — 6.8%
Apple, Inc.(1)	191,392	$ 42,513,905
		$ 42,513,905
Trading Companies & Distributors — 1.1%
United Rentals, Inc.(1)	10,573	$ 6,626,099
		$ 6,626,099
Total Common Stocks (identified cost $374,083,805)		$607,412,544

Short-Term Investments — 1.9%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(3)	11,607,990	$ 11,607,990
Total Short-Term Investments (identified cost $11,607,990)		$ 11,607,990
Total Purchased Put Options — 0.5% (identified cost $4,343,226)		$ 3,321,861
Total Investments — 100.1% (identified cost $390,035,021)		$622,342,395
Total Written Call Options — (0.2)% (premiums received $4,573,937)		$ (1,427,914)
Other Assets, Less Liabilities — 0.1%		$ 784,697
Net Assets — 100.0%		$621,699,178
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.

Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.
Purchased Put Options (Exchange-Traded) — 0.5%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	87	$48,823,095	$5,475	4/2/25	$ 90,045
S&P 500 Index	88	49,384,280	5,425	4/4/25	130,240
S&P 500 Index	89	49,945,465	5,350	4/7/25	87,665
S&P 500 Index	89	49,945,465	5,275	4/9/25	79,655
S&P 500 Index	89	49,945,465	5,290	4/11/25	127,270
S&P 500 Index	88	49,384,280	5,400	4/14/25	259,160
S&P 500 Index	88	49,384,280	5,380	4/16/25	271,920
S&P 500 Index	89	49,945,465	5,360	4/17/25	266,110
S&P 500 Index	87	48,823,095	5,525	4/21/25	596,385
S&P 500 Index	88	49,384,280	5,550	4/23/25	712,360
S&P 500 Index	88	49,384,280	5,375	4/25/25	372,240
S&P 500 Index	89	49,945,465	5,250	4/28/25	328,811
Total					$3,321,861
Written Call Options (Exchange-Traded) — (0.2)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	87	$48,823,095	$5,960	4/2/25	$ (870)
S&P 500 Index	88	49,384,280	5,925	4/4/25	(1,980)
S&P 500 Index	89	49,945,465	5,860	4/7/25	(12,682)
S&P 500 Index	89	49,945,465	5,800	4/9/25	(80,100)
S&P 500 Index	89	49,945,465	5,790	4/11/25	(135,725)
S&P 500 Index	88	49,384,280	5,850	4/14/25	(63,360)
S&P 500 Index	88	49,384,280	5,825	4/16/25	(120,120)
S&P 500 Index	89	49,945,465	5,800	4/17/25	(188,235)
S&P 500 Index	87	48,823,095	5,900	4/21/25	(55,680)
S&P 500 Index	88	49,384,280	5,900	4/23/25	(72,600)
S&P 500 Index	88	49,384,280	5,800	4/25/25	(275,880)
S&P 500 Index	89	49,945,465	5,710	4/28/25	(420,682)
Total					$(1,427,914)
At March 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the

Eaton Vance
Risk-Managed Diversified Equity Income Fund
March 31, 2025
Portfolio of Investments (Unaudited) — continued

option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the exercise price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.
Affiliated Investments
At March 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $11,607,990, which represents 1.9% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,185,156	$37,522,623	$(30,099,789)	$ —	$ —	$11,607,990	$73,945	11,607,990
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$607,412,544*	$ —	$ —	$607,412,544
Short-Term Investments	11,607,990	—	—	11,607,990
Purchased Put Options	3,321,861	—	—	3,321,861
Total Investments	$622,342,395	$ —	$ —	$622,342,395
Liability Description
Written Call Options	$ (1,427,914)	$ —	$ —	$ (1,427,914)
Total	$ (1,427,914)	$ —	$ —	$ (1,427,914)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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